Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Net income for the year	$ 194.4	$ 47.4
Items that may be reclassified to net income in subsequent periods:
Exchange differences on translation of foreign operations	(91.4)	124.1
Realized exchange difference on disposition of a subsidiary	0.0	0.1
Net unrealized gain on FVOCI financial assets	0.0	1.1
Unrealized loss on interest rate swap	(1.1)
Total items that may be reclassified to net income in subsequent periods	(92.5)	125.3
Items not to be reclassified to net income:
Remeasurement loss on net employee defined benefit liability	(16.5)	(10.8)
Other comprehensive (loss) income for the year, net of tax	(109.0)	114.5
Total comprehensive income for the year, net of tax	$ 85.4	$ 161.9